Document and Entity Information	Sep. 25, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001610418
Document Type	8-K
Document Period End Date	Sep. 25, 2020
Entity Registrant Name	CNX Midstream Partners LP
Entity Incorporation State Country Code	DE
Entity File Number	001-36635
Entity Tax Identification Number	47-1054194
Entity Address, Address Line One	CNX Center
Entity Address, Address Line Two	1000 CONSOL Energy Drive
Entity Address, City or Town	Canonsburg
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15317
City Area Code	(724)
Local Phone Number	485-4000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Units Representing Limited Partner Interests
Trading Symbol	CNXM
Security Exchange Name	NYSE
Entity Emerging Growth Company	false